Document and Entity Information	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 04, 2024
Entity Registrant Name	Accenture plc
Entity Incorporation State Country Code	L2
Entity File Number	001-34448
Entity Tax Identification Number	98-0627530
Entity Address Address Line 1	1 Grand Canal Square
Entity Address Address Line 2	Grand Canal Harbour
Entity Address City Or Town	Dublin
Entity Address Postal Zip Code	2
Entity Address Country	IE
Country Region	353
City Area Code	1
Local Phone Number	646-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, par value $0.0000225 per share
Trading Symbol	ACN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001467373
Amendment Flag	false